Accounts receivable - Summary of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	$ (88,656)
Balance at end of period	(87,285)	$ (88,656)
Accounts receivable
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	(7,436)
Balance at end of period	(15,001)	(7,436)
Expected Credit Losses | Accounts receivable
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	394	1,181
Increase	520	114
Reversals	(463)	(637)
Write-off	(155)	(213)
Currency translation adjustments	70	(51)
Balance at end of period	$ 366	$ 394